Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials	$ 956,947	$ 1,186,467
Finished goods	478,377	726,372
Provision for obsolete inventories	(189,524)	(106,628)
Inventories	$ 1,245,800	$ 1,806,212